Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 359,150,000.00
Previously Paid Amount	0.00
Total Fee Amount	49,598.61
Total Offset Amount	0.00
Net Fee	$ 49,598.61